Organization and Business Description (Details) $ / shares in Units, ¥ in Millions		1 Months Ended	12 Months Ended
	Mar. 25, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 29, 2021 shares
Organization and Business Description (Details) [Line Items]
Equity ownership percentage			20.00%	20.00%
Shares issued (in Shares) | shares	5,000,000
Share price (in Dollars per share) | $ / shares	$ 0.003125
Public offering price (in Dollars per share) | $ / shares	$ 5
Net Proceeds	$ 28,750,000
Over-Allotment Option [Member]
Organization and Business Description (Details) [Line Items]
Shares issued (in Shares) | shares					750,000
Net Proceeds	$ 25,600,000
Universe Inc [Member]
Organization and Business Description (Details) [Line Items]
Entity incorporation date description			Universe Pharmaceuticals Inc. (“Universe INC” or the “Company”) was incorporated under the laws of the Cayman Islands on December 11, 2019 as an exempted company with limited liability.
Equity ownership percentage			100.00%	100.00%
Universe HK [Member]
Organization and Business Description (Details) [Line Items]
Entity incorporation date description			Universe INC. owns 100% equity interest of Universe Pharmaceuticals (International) Group (“Universe HK”), an entity incorporated on May 21, 2014 in accordance with the laws and regulations in Hong Kong.
Equity ownership percentage			100.00%	100.00%
Jiangxi [Member]
Organization and Business Description (Details) [Line Items]
Entity incorporation date description			(“Universe Technology”) was formed on April 8, 2019, as a Wholly Foreign-Owned Enterprise (“WOFE”) in the People’s Republic of China (“PRC”).
Equity ownership percentage			100.00%	100.00%
Universe Technology [Member]
Organization and Business Description (Details) [Line Items]
Equity ownership percentage			100.00%	100.00%
Registered capital			$ 4,300,000	¥ 30.5
Capital contribution		$ 500,000
Remaining capital contribution		$ 3,800,000
Jiangxi Universe [Member]
Organization and Business Description (Details) [Line Items]
Entity incorporation date description			(“Jiangxi Universe”) was incorporated on March 2, 1998 in accordance with PRC laws and is engaged in research and development and manufacturing of modernized traditional Chinese medicines.
Equity ownership percentage			100.00%	100.00%
Jiangxi Universe [Member]
Organization and Business Description (Details) [Line Items]
Equity ownership percentage			100.00%	100.00%